Summary of Significant Accounting Policies - Summary of Rollforward of the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Beginning balance	$ (974)	$ (1,406)
Provisions charged to operating results	(663)	155
Account write-off and recoveries	758	277
Ending balance	$ (879)	$ (974)